Organization and Nature of Business	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS

1847 Goedeker Inc. (the "Company") was formed under the laws of the State of Delaware on January 10, 2019 for the sole purpose of acquiring the business of Goedeker Television Co. Prior to August 4, 2020, the Company was a wholly owned subsidiary of 1847 Goedeker Holdco Inc. ("Holdco"), which was formed in State of Delaware on March 20, 2019. Neither the Company nor Holdco had any operations other than operations relating to their incorporation and organization prior to the acquisition of the business of Goedeker Television Co.

Upon its formation, Holdco was a wholly owned subsidiary of 1847 Holdings LLC ("1847 Holdings"), which was formed under the laws of the State of Delaware on January 22, 2013. 1847 Holdings is in the business of acquiring small businesses in a variety of different industries.

On April 5, 2019, the Company executed an asset purchase agreement with Goedeker Television Co., a Missouri corporation ("Goedeker"), pursuant to which the Company acquired substantially all the assets and assumed substantially all the liabilities of Goedeker. As partial consideration for the acquisition, the sellers of Goedeker acquired 22.5% of Holdco and Leonite Capital LLC, a lender involved with financing the acquisition of the Goedeker by the Company, acquired 7.5% of Holdco, as a result of which, 1847 Holdings held 70% of Holdco.

On August 4, 2020, Holdco distributed all of its shares in the Company to its stockholders. On the same date, the Company completed an initial public offering of its common stock, pursuant to which the Company issued 1,111,200 shares of its common stock. As a result of these transactions, the Company is a majority owned (53.59%) subsidiary of 1847 Holdings.